Financial instruments (Details 18) - Trade accounts receivable - Domestic Market		Dec. 31, 2017	Dec. 31, 2016
Domestic Market
Minimum risk		18.84%	8.92%
Low risk		50.84%	39.98%
Moderate risk		13.33%	30.51%
High risk		13.40%	16.48%
Very high risk	[1]	3.59%	4.11%

[1]	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.